SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Summary Of Significant Accounting Policies
Previous corporate tax	35.00%
Current corporate tax	21.00%	34.00%	21.00%	24.25%	34.00%
Percentage of limitation of the tax deduction for interest expense	30.00%
Percent of current-year taxable income	80.00%